MAY 1, 2001

                    TOUCHSTONE FAMILY OF FUNDS
                    Supplement to Prospectus dated May 1, 2001

Class B shares of the Money Market Fund are not available for purchase until further notice from the Touchstone Family of Funds.

Please contact Touchstone Securities, Inc. at 800.638.8194 to determine when Class B shares of the Money Market Fund will be available for purchase in your state or if you have any further questions.

                                                        PROSPECTUS

                                                            MAY 1, 2001



                                                            MONEY
                                                        MARKET FUND


TOUCHSTONE
------------------------------------------------------------------------------
                                                   Family of Funds

The Securities and Exchange Commission has not approved the Fund's shares as an investment or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Multiple Classes of Shares are offered by this Prospectus.

TOUCHSTONE MONEY MARKET FUND

221 East Fourth Street, Suite 300 Cincinnati, Ohio 45202 800.543.0407


TABLE OF CONTENTS
================================================================================
Money Market Fund .........................................................
Investment Strategies And Risks ...........................................
The Fund's Management .....................................................
Investing With Touchstone .................................................
Distributions And Taxes ...................................................
Financial Highlights ......................................................
For More Information ......................................................

MONEY MARKET FUND
================================================================================

THE FUND'S INVESTMENT GOAL

The Money Market Fund seeks high current income, consistent with liquidity and stability of principal. The Fund is a money market fund and tries to maintain a constant share price of $1.00 per share.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in high-quality money market instruments.

The Fund's investments may include:

     o Domestic bank obligations including certificates of deposit, bankers' acceptances and time deposits
     o U.S. Government obligations issued directly by the U.S. Treasury or by agencies of the U.S. Government
     o    Short-term corporate debt securities
     o    Taxable and tax-exempt municipal securities
     o    Variable and floating rate securities
     o    Repurchase agreements

To comply with SEC rules pertaining to money market funds, the Fund will limit its investments as follows:

     o The Fund will not invest more than 5% of its assets in the securities of 1 issuer and will not invest more than 25% of its assets in any particular industry.
     o The Fund will invest in securities rated in 1 of the 2 highest rating categories by a rating agency.
     o The Fund may purchase unrated securities only if the Sub-Advisor determines the securities meet the Fund's quality standards.
     o The Fund will only invest in securities that mature in 13 months or less.
     o The dollar-weighted average maturity of its portfolio will be 90 days or less.

THE KEY RISKS

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC, the U.S. Treasury or any other government entity. Although the Fund seeks to preserve the value of your investment, it is possible to lose money by investing in the Fund. The Fund's yield:

     o Varies from day to day due to changes in interest rates and will generally increase when interest rates increase and decrease when interest rates decrease.
     o Decreases if issuers are unable to make timely payments of interest or principal.

As with any money market fund, there is no guarantee that the Fund will achieve its goal or will maintain a constant share price of $1.00 per share. A sudden deterioration in the financial condition of an issuer of a security or a deterioration in general economic conditions could cause the issuer to default on its obligation to pay interest and repay principal. This could cause the value of the Fund's shares to decrease.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies and Risks" later in this Prospectus.

WHO MAY WANT TO INVEST

This Fund is most appropriate for you if you seek a relatively low risk short-term investment. Safety of your investment is of key importance to you. Additionally, you are willing to accept potentially lower returns in order to maintain a lower, more tolerable level of risk. This Fund is appropriate for you if you want the added convenience of writing checks directly from your account (if you purchase Class A shares).

THE FUND'S PERFORMANCE

The bar chart below indicates the risks of investing in the Fund. It shows changes in the performance of the Fund's Class A shares from year to year since the Fund started.

The Fund's past performance does not necessarily indicate how it will perform in the future.

The return for Class B shares offered by the Fund will differ from the Class A returns shown in the bar chart, depending on the expenses of that class.

Money  Market Fund -Class A

[Bar Chart}

1996 - 5.06%
1997 - 5.13%
1998 - 5.01%
1999 - 4.84%
2000 - 6.05%

During the period shown in the bar chart, the highest quarterly return was 1.55% (for the quarter ended December 31, 2000) and the lowest quarterly return was 1.12% (for the quarter ended June 30, 1999).

For  information  on  the  Fund's  current  and  effective  7-day  yield,   call
800.543.0407.

The table below indicates the risks of investing in Class A shares of the Fund. It shows the Fund's average annual returns for the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2000
                                                                      SINCE FUND
                                               1 YEAR      5 YEARS     STARTED*
                                               ------      -------     --------
Money Market Fund ....................          6.05%       5.22%       5.21%
Class A

*  Class A shares began operations on September 29, 1995.

THE FUND'S FEES AND EXPENSES
================================================================================

This table describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                       Shareholder Fees (fees paid
                                                      directly from your investment)

                                                      Class A Shares  Class B Shares
Maximum Sales Charge (Load)
Imposed on Purchases                                      None            None
------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                      None            5.00%1
------------------------------------------------------------------------------------
Redemption Fee                                               *               *
------------------------------------------------------------------------------------
Exchange Fee                                              None            None
------------------------------------------------------------------------------------
Check Redemption Processing Fee                           None          Checking Not
                                                                         Available
------------------------------------------------------------------------------------

                                                        Annual Fund Operating
                                                     Expenses (expenses that are
                                                      deducted from Fund assets)

Management Fees                                             0.50%         0.50%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                   0.02%         1.00%
--------------------------------------------------------------------------------
Other Expenses                                              0.61%         0.61%2
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                        1.13%         2.11%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement                     0.48%         0.48%
--------------------------------------------------------------------------------
Net Expenses3                                               0.65%         1.63%
--------------------------------------------------------------------------------

     1 You will pay a 5.00% contingent deferred sales charge if shares are redeemed within 1 year of their purchase. The contingent deferred sales charge will be incrementally reduced over time. After the 6th year, there is no contingent deferred sales charge. The contingent deferred sales charge may be waived under certain circumstances described in this Prospectus.

     * You may be charged up to $15 for each wire redemption. This fee is subject to change.

     2 Other Expenses are based on estimated amounts for the current fiscal year.

     3 Pursuant to a written contract between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Total Annual Fund Operating Expenses to 0.65% for Class A shares and 1.63% for Class B shares. Touchstone Advisors has agreed to maintain these expense limitations through at least September 30, 2001.

The following example should help you compare the cost of investing in the Money Market Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except for the 10 year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares after 8 years). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                             Class A Shares    Class B Shares

          1 Year                 $   66            $  566
--------------------------------------------------------------------------------
          3 Years                $  311            $  815
--------------------------------------------------------------------------------
          5 Years                $  576            $1,190
--------------------------------------------------------------------------------
          10 Years               $1,332            $2,033*
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                        Class B Shares

1 Year                       $  166
3 Years                      $  615
5 Years                      $1,090
10 Years                     $2,033*

The examples for the 3, 5 and 10 year periods are calculated using the Total Fund Operating Expenses before the limits agreed to under the written contract between Touchstone Advisors and the Trust for periods after year 1.

     *    Based on conversion to Class A shares after 8 years.

INVESTMENT STRATEGIES AND RISKS
================================================================================

CAN THE FUND DEPART FROM ITS NORMAL STRATEGIES?

The Fund may depart from its investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. During these times, the Fund may not achieve its investment goals.

THE FUND AT A GLANCE

The following table can give you a quick basic understanding of the types of securities the Fund intends to invest in. You should read all of the information about the Fund and its risks before deciding to invest.

HOW CAN I TELL, AT A GLANCE, WHICH TYPES OF SECURITIES THE FUND MIGHT INVEST IN?

The following table shows the main types of securities in which the Fund generally will invest. Investments marked P are principal investments. Investments marked 0 are other types of securities in which the Fund may invest to a lesser extent. Some of the Fund's investments are described in detail below:

--------------------------------------------------------------------------------
FINANCIAL INSTRUMENTS
--------------------------------------------------------------------------------
   Invests in money market instruments                                    P
--------------------------------------------------------------------------------
   Invests in short-term debt securities                                  P
--------------------------------------------------------------------------------
   Invests in variable and floating rate securities                       P
--------------------------------------------------------------------------------
   Invests in government securities                                       P
--------------------------------------------------------------------------------
   Invests in municipal securities                                        P
--------------------------------------------------------------------------------
   Invests in corporate debt securities                                   P
--------------------------------------------------------------------------------
   Invests in asset-backed securities                                     0
--------------------------------------------------------------------------------
   Invests in investment grade debt securities                            P
--------------------------------------------------------------------------------
INVESTMENT TECHNIQUES
--------------------------------------------------------------------------------
   Invests in repurchase agreements                                       P
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS
================================================================================

MONEY MARKET INSTRUMENTS INCLUDE:

     o    Bank obligations

     o    Short-term government securities

     o    Short-term corporate debt securities

     o    Short-term municipal securities

     o    Variable and floating rate securities

BANK OBLIGATIONS include:

     o Certificates of deposit, which are issued by banks in exchange for the deposit of funds and have penalties for early withdrawal

     o Bankers' acceptances, which are bills of exchange used by corporations to finance the shipment and storage of goods and to furnish dollar exchange

     o Time deposits, which are deposits in a bank that earn a specified interest rate over a given period of time

U.S. GOVERNMENT SECURITIES include:

     o Obligations issued directly by the U.S. Treasury such as Treasury bills, notes and bonds

     o Obligations issued by agencies or instrumentalities of the U.S. Government, such as Government National Mortgage Association, Student Loan Marketing Association, Small Business Administration and Tennessee Valley Authority

     o    U.S. Treasuries issued without interest coupons (STRIPS)

     o Inflation-indexed bonds issued by the U.S. Treasury whose principal value is periodically adjusted to the rate of inflation

Some U.S. Government securities are backed by the full faith and credit of the U.S. Treasury, meaning that payment of principal and interest is guaranteed by the U.S. Treasury. Other U.S. Government securities are backed only by the credit of the agency or instrumentality issuing the security, which may include the right of the issuer to borrow from the U.S. Treasury.

CORPORATE DEBT SECURITIES are obligations of a corporation to pay interest and repay principal. Corporate debt securities include commercial paper, notes and bonds.

MUNICIPAL SECURITIES are issued to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to lend money to other public institutions. The two types of municipal securities are general obligation and revenue bonds. General obligations bonds are secured by the issuer's full faith and credit and taxing power, while revenue bonds are backed only by the revenues of the specific project.

VARIABLE AND FLOATING RATE SECURITIES are securities with interest rates that are adjusted when a specific interest rate index changes (floating rate securities) or on a schedule (variable rate securities).

INVESTMENT GRADE SECURITIES. Investment grade securities are generally rated BBB or better by Standard & Poor's Rating Service (S&P) or Baa or better by Moody's Investor Service, Inc. (Moody's).

ASSET-BACKED SECURITIES. Asset-backed securities represent groups of other assets, for example, credit card receivables, that are combined or pooled for sale to investors.

REPURCHASE AGREEMENTS. Repurchase Agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. Government, its agencies, and instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date. This date is usually not more than 7 days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the purchased security.

RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

INTEREST RATE RISK. The Fund's yield will vary from day to day due to changes in interest rates. Generally, the Fund's yield will increase when interest rates increase and will decrease when interest rates decrease.

CREDIT RISK. The securities in the Fund's portfolio are subject to the possibility that a deterioration in the financial condition of an issuer, or a deterioration in general economic conditions could cause an issuer to fail to make timely payments of principal or interest, when due.

THE FUND'S MANAGEMENT
================================================================================

INVESTMENT ADVISOR

Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") located at 221 East Fourth Street, Cincinnati, Ohio 45202, is the investment advisor for the Fund.

Touchstone Advisors has been registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the "Advisers Act") since 1994. As of December 31, 2000, Touchstone Advisors had approximately $1.6 billion in assets under management.

Touchstone Advisors is responsible for selecting the Fund's Sub-Advisor, subject to review by the Board of Trustees. Touchstone Advisors selects a Sub-Advisor that has shown good investment performance in its areas of expertise. Touchstone Advisors considers various factors in evaluating the Fund's Sub-Advisor, including:

     o    Level of knowledge and skill

     o    Performance as compared to its peers or benchmark

     o    Consistency of performance over 5 years or more

     o    Level of compliance with investment rules and strategies

     o    Employees, facilities and financial strength

     o    Quality of service

Touchstone Advisors will also continually monitor the performance of the Fund's Sub-Advisor through various analyses and through in-person, telephone and written consultations with the Fund's Sub-Advisor.

Touchstone Advisors discusses its expectations for performance with the Sub-Advisor. Touchstone Advisors provides written evaluations and recommendations to the Board of Trustees, including whether or not the Sub-Advisor's contract should be renewed, modified or terminated.

Touchstone Advisors is responsible for running all of the operations of the Fund, except for those that are subcontracted to the Sub-Advisor, custodian, transfer agent and administrator. The Fund will pay Touchstone Advisors a fee for its services. Out of this fee Touchstone Advisors pays the Sub-Advisor a fee for its services. The fee paid to Touchstone Advisors by the Fund is shown below:

FEE TO TOUCHSTONE ADVISORS
(AS % OF AVERAGE DAILY NET ASSETS)

0.50% of assets up to $50 million

0.45% of assets from $50 million to $150 million

0.40% of assets from $150 million to $250 million

0.375% of assets over $250 million

Prior to May 1, 2000, a different investment advisor was responsible for managing the portfolio of the Fund. The fee paid to the previous advisor during the last fiscal year was 0.50% of the Fund's average daily net assets.

FUND SUB-ADVISOR

The Sub-Advisor makes the day-to-day decisions regarding buying and selling specific securities for the Fund. The Sub-Advisor manages the investments held by the Fund according to the Fund's investment goals and strategies.

SUB-ADVISOR TO THE FUND

FORT WASHINGTON INVESTMENT ADVISORS, INC. (FORT WASHINGTON)
420 East Fourth Street, Cincinnati, OH 45202

Fort Washington has been registered as an investment advisor under the Advisers Act since 1990. Fort Washington provides investment advisory services to individuals, institutions, mutual funds and variable annuity products. As of December 31, 2000, Fort Washington had assets under management of approximately $18 billion.

Fort Washington is an affiliate of Touchstone Advisors. Therefore, Touchstone Advisors may have a conflict of interest when making decisions to keep Fort Washington as the Fund's Sub-Advisor. The Board of Trustees reviews all of Touchstone Advisors' decisions to reduce the possibility of a conflict of interest situation.

INVESTING WITH TOUCHSTONE
================================================================================

CHOOSING THE APPROPRIATE INVESTMENTS TO MATCH YOUR GOALS. Investing well requires a plan. We recommend that you meet with your financial advisor to plan a strategy that will best meet your financial goals.

OPENING AN ACCOUNT
--------------------------------------------------------------------------------

You can contact your financial advisor to purchase shares of the Fund. You may also purchase shares of the Fund directly from the Transfer Agent. In any event, you must complete the Investment Application included in this Prospectus. You may also obtain an Investment Application from the Transfer Agent or your financial advisor.

     ! INVESTOR ALERT: The Fund may choose to refuse any purchase order.

You should read this Prospectus carefully and then determine how much you want to invest. Check below to find the minimum investment amount required to purchase shares as well as to learn about the various ways you can purchase your shares.

                                                       INITIAL        ADDITIONAL
                                                      INVESTMENT      INVESTMENT
                                                      ----------      ----------
Regular Account                                         $1,000          $   50

Retirement Plan Account or Custodial Account
   under a Uniform Gifts/Transfers to Minors Act
   ("UGTMA")                                            $  250          $   50

Investments through the Automatic
   Investment Plan                                      $   50          $   50

     ! INVESTOR ALERT: The Fund may change these initial and additional investment minimums at any time.

PRICING OF FUND SHARES
--------------------------------------------------------------------------------

The Fund's share price, also called net asset value (NAV), is determined as of 12:30 p.m. and 4:00 p.m., Eastern time, every day the New York Stock Exchange
(NYSE) is open. The Fund calculates its NAV per share, generally using market prices, by dividing the total value of its net assets by the number of shares outstanding. Shares are purchased or sold at NAV determined after your purchase or sale order is received in proper form by the Fund.

The Fund seeks to maintain a constant share price of $1.00 per share by valuing investments on an amortized cost basis. Under the amortized cost method of valuation, the Fund maintains a dollar-weighted average portfolio maturity of 90 days or less, purchases only United States dollar-denominated securities with maturities of 13 months or less and invests only in securities which meet its quality standards and present minimal credit risks. The Fund's obligations are valued at original cost adjusted for amortization of premium or accumulation of discount, rather than at market value. This method should enable the Fund to maintain a stable net asset value per share. However, there is no assurance that the Fund will be able to do so.

CHOOSING A CLASS OF SHARES
---------------------------

The Fund offers Class A shares and Class B shares. Each class of shares has different sales charges and distribution fees. The amount of sales charges and distribution fees you pay will depend on which class of shares you decide to purchase.

CLASS A SHARES. Class A shares are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Fund. The Fund has adopted a distribution plan under Rule 12b-1 of the 1940 Act for its Class A shares. The plan allows the Fund to pay an annual fee of up to 0.35% of its average daily net assets for the sale and distribution of shares. Because these fees are paid out of the Fund's assets on an ongoing basis, these fees will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

CLASS B SHARES. Class B shares are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Fund. A CDSC will be charged if you redeem Class B shares within 6 years after you purchased them. The amount of CDSC will depend on how long you have held your shares, as set forth in the following table:

                                     CDSC
 Year Since Purchase           as a % of Amount
     Payment Made              Subject to Charge
------------------------------------------------

First                                5.00%
Second                               4.00%
Third                                3.00%
Fourth                               2.00%
Fifth                                1.00%
Sixth                                1.00%
Seventh and thereafter*              None

     * Class B shares will automatically convert to Class A shares after they have been held for approximately 8 years.

The Fund has adopted a distribution plan under Rule 12b-1 of the 1940 Act for its Class B shares. This plan allows the Fund to pay distribution and other fees for the sale and distribution of its Class B shares and for services provided to holders of Class B shares. Under the plan, the Fund pays an annual fee of up to 1.00% of its average daily net assets that are attributable to Class B shares. Because these fees are paid out of the Fund's assets on an ongoing basis, these fees will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

CONVERSION TO CLASS A SHARES. Class B shares will convert automatically to Class A shares in the month of your 8-year anniversary date or in the beginning of the 9th year after the date of your original purchase of those shares. The conversion is based on the relative NAVs of the shares of the two classes on the conversion date. Class B shares you have acquired through automatic reinvestment of dividends will be converted in proportion to the total number of Class B shares you have purchased and own. Since the Rule 12b-1 distribution fees for Class A shares are lower than for Class B shares, converting to Class A shares will lower your expenses.

PURCHASING YOUR SHARES
--------------------------------------------------------------------------------

For information about how to purchase shares, telephone the Transfer Agent at 800.543.0407.

OPENING AN ACCOUNT

BY MAIL OR THROUGH YOUR FINANCIAL ADVISOR

     o    Please make your check (in U.S. dollars) payable to the Fund.

     o Send your check with the completed account application to Touchstone, P.O. Box 5354, Cincinnati, Ohio 45201-5354. Your application will be processed subject to your check clearing. You may be charged a fee if your check is returned for insufficient funds or uncollected funds.

     o    You may also open an account through your financial advisor.

     o You may receive a dividend in the Fund on the day you wire an investment if you notify Touchstone of your wire by 12:30 p.m., Eastern time, on that day. Your purchase will be priced based upon the NAV after a proper order is received.

BY EXCHANGE

     o You may exchange Class A shares of the Fund for shares of the same class of another Touchstone Fund at NAV or for shares of any Touchstone money market fund. You may exchange Class B shares of the Fund for shares of the same class of another Touchstone Fund at NAV.

     o    You do not have to pay any exchange fee for your exchange.

     o Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. However, when you redeem the shares acquired through the exchange, the shares you redeem may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

     o You should review the disclosure provided in the Prospectus relating to the exchanged-for shares carefully before making an exchange of your Fund shares.

THROUGH RETIREMENT PLANS

     o You may invest in the Fund through various retirement plans. The Fund's shares are designed for use with certain types of tax qualified retirement plans including defined benefit and defined contribution plans.

     o    For  further   information   about  any  of  the  plans,   agreements,
          applications and annual fees, contact Touchstone or your financial advisor.

ADDING TO YOUR ACCOUNT
--------------------------------------------------------------------------------

BY CHECK

     o Complete the investment form provided at the bottom of a recent account statement.

     o    Make your check payable to the Fund.

     o    Write your account number on the check.

     o Either: (1) Mail the check with the investment form in the envelope provided with your account statement; or (2) Mail your check directly to your financial advisor at the address printed on your account statement. Your financial advisor is responsible for forwarding payment promptly to Touchstone.

     o You may be charged a fee if your check is returned for insufficient funds or uncollected funds.

BY WIRE

     o    Specify your name and account number.

     o You may receive a dividend in the Fund on the day you wire an investment if you notify Touchstone of your wire by 12:30 p.m., Eastern time, on that day.

BY EXCHANGE

     o You may exchange your shares by calling Touchstone. You may exchange Class A shares of the Fund for shares of the same class of another Touchstone Fund at NAV or for shares of any Touchstone money market fund. You may exchange Class B shares of the Fund for shares of the same class of another Touchstone Fund at NAV.

     o    You do not have to pay any exchange fee for your exchange.

     o Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. However, when you redeem the shares acquired through the exchange, the shares you redeem may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

     o You should review the disclosure provided in the Prospectus relating to the exchanged-for shares carefully before making an exchange of your Fund shares.


THROUGH RETIREMENT PLANS

     o You may add to your account in the Fund through various retirement plans. For further information, contact Touchstone or your financial advisor.

INFORMATION ABOUT WIRE TRANSFERS
--------------------------------------------------------------------------------

You may make additional purchases in the Fund directly by wire transfers. Contact your bank and ask it to wire federal funds to the Transfer Agent. Banks may charge a fee for handling wire transfers. You should contact the Transfer Agent or your financial advisor for further instructions.

MORE INFORMATION ABOUT RETIREMENT PLANS
--------------------------------------------------------------------------------

Retirement Plans Retirement Plans may include the following:

INDIVIDUAL RETIREMENT PLANS

     o    Traditional Individual Retirement Accounts (IRAs)

     o    Savings Incentive Match Plan for Employees (SIMPLE IRAs)

     o    Spousal IRAs

     o    Roth Individual Retirement Accounts (Roth IRAs)

     o    Education Individual Retirement Accounts (Education IRAs)

     o    Simplified Employee Pension Plans (SEP IRAs)

     o 403(b) Tax Sheltered Accounts that employ as custodian a bank acceptable to the Fund

EMPLOYER SPONSORED RETIREMENT PLANS

     o    Defined benefit plans

     o Defined contribution plans (including 401k plans, profit sharing plans and money purchase plans)

     o    457 plans

 SPECIAL TAX CONSIDERATION

To determine which type of retirement plan is appropriate for you, please contact your tax advisor.

AUTOMATIC INVESTMENT OPTIONS
--------------------------------------------------------------------------------

The various ways that you can invest in the Fund are outlined below. The Fund does not charge any fees for these services.

AUTOMATIC INVESTMENT PLAN. You can pre-authorize monthly investments of $50 or more in the Fund to be processed electronically from a checking or savings account. You will need to complete the appropriate section in the Account Registration to do this. For further details about this service call Touchstone at 800.543.0407.

REINVESTMENT/CROSS REINVESTMENT. Dividends and capital gains can be automatically reinvested in the Fund or in another Fund within the same class of shares without a fee or sales charge. Dividends and capital gains will be reinvested in the Fund unless you indicate otherwise on your Account Registration. You may also choose to have your dividends or capital gains paid to you in cash.

DIRECT DEPOSIT PURCHASE PLAN. You may automatically invest Social Security checks, private payroll checks, pension pay outs or any other pre-authorized government or private recurring payments in the Fund. This occurs on a monthly basis and the minimum investment is $50.

DOLLAR COST AVERAGING. Our Dollar Cost Averaging program allows you to diversify your investments by investing the same amount on a regular basis. You can set up periodic automatic transfers of at least $50 from one Touchstone Fund to any other. The applicable sales charge, if any, will be assessed.

CASH SWEEP PROGRAM. Cash accumulations in accounts with financial institutions may be automatically invested in the Fund at the next determined NAV on a day selected by the institution or customer, or when the account balance reaches a predetermined dollar amount. Institutions participating in this program are responsible for placing their orders in a timely manner. You may be charged a fee by your financial institution for participating in this program.

PROCESSING ORGANIZATIONS. You may also purchase shares of the Fund through a "processing organization," (e.g., a mutual fund supermarket) which is a broker-dealer, bank or other financial institution that purchases shares for its customers. The Fund may authorize certain processing organizations to receive purchase and sales orders on its behalf. Before investing in the Fund through a processing organization, you should read any materials provided by the processing organization in conjunction with this Prospectus.

When shares are purchased this way, there may be various differences. The processing organization may:

     o    Charge a fee for its services

     o    Act as the shareholder of record of the shares

     o    Set different minimum initial and additional investment requirements

     o    Impose other charges and restrictions

     o Designate intermediaries to accept purchase and sales orders on the Fund's behalf

Touchstone considers a purchase or sales order as received when an authorized processing organization, or its authorized designee, receives the order in proper form. These orders will be priced based on the Fund's NAV next computed after such order is received in proper form.

Shares held through a processing organization may be transferred into your name following procedures established by your processing organization and Touchstone. Certain processing organizations may receive compensation from the Fund, Touchstone, the Advisor or their affiliates.

SELLING YOUR SHARES
--------------------------------------------------------------------------------

You may sell some or all of your Fund shares on any day that the Fund calculates its NAV. If your request is received in proper form before the close of regular trading on the NYSE, you will receive a price based on that day's NAV for the shares you sell. Otherwise, the price you receive will be based on the NAV that is next calculated.

BY TELEPHONE

o You can sell or exchange your shares over the telephone, unless you have specifically declined this option. If you do not wish to have this ability, you must mark the appropriate section of the Account Registration. You may only sell shares over the telephone if the amount is less than $25,000.

o    To sell your Fund shares by telephone, call Touchstone at 800.543.0407.

o    Shares held in IRA accounts cannot be sold by telephone.


BY MAIL

     o    Write to Touchstone.

     o    Indicate the number of shares or dollar amount to be sold.

     o    Include your name and account number.

     o Sign your request exactly as your name appears on your Account Registration.

BY WIRE

     o    Complete the appropriate information on the Account Registration.

     o If your proceeds are $1,000 or more, you may request that Touchstone wire them to your bank account.

     o    You may be charged a fee.

     o Redemption proceeds will only be wired to a commercial bank or brokerage firm in the United States.

     o Your redemption proceeds may be deposited without a charge directly into your bank account through an ACH transaction. Contact Touchstone for more information.

BY CHECK - Class A Shares only

o You may open a checking account in Class A shares of the Fund and redeem shares by check.

o    There is no fee for your checking account.

o The minimum amount of each check redemption is $100. All checks written for less than the minimum amount will be returned. You may be charged a fee for checks written below the minimum.

o Checks will be processed at the NAV on the day the check is presented to the Custodian for payment.

o If the amount of your check is more than the value of the shares held in your account, you will be charged for each check returned for insufficient funds.

o    Checks may not be certified.

o If you invest in the Fund through a cash sweep program with a financial institution, you may not open a checking account.

THROUGH YOUR FINANCIAL ADVISOR

     o You may also sell shares by contacting your financial advisor, who may charge you a fee for this service. Shares held in street name must be sold through your financial advisor or, if applicable, the processing organization.

     o Your financial advisor is responsible for making sure that sale requests are transmitted to Touchstone in proper form in a timely manner.

     ! INVESTOR ALERT: Unless otherwise specified, proceeds will be sent to the record owner at the address shown on Touchstone's records.

CONTINGENT DEFERRED SALES CHARGE. A CDSC of 5.00% will be charged on redemptions of Class B shares made within 1 year of purchase. This charge will be incrementally reduced and after the 6th year there is no CSDC.

The CDSC will not apply to redemptions of shares you received through reinvested dividends or capital gains distributions and may be waived under certain circumstances described below. The CDSC is paid to Touchstone to reimburse expenses incurred in providing distribution-related services to the Funds in connection with the sale of Class B shares.

No CDSC is applied if:

o The redemption is due to the death or post-purchase disability of a shareholder

o The redemption is from a systematic withdrawal plan and represents no more than 10% of your annual account value

o The redemption is a benefit payment made from a qualified retirement plan, unless the redemption is due to termination of the plan or transfer of the plan to another financial institution

When we determine whether a CDSC is payable on a redemption, we assume that:

     o    The redemption is made first from amounts not subject to a CDSC; then
     o    From the earliest purchase payment(s) that remain invested in the Fund

The Statement of Additional Information contains further details about the CDSC and the conditions for waiving the CDSC.

SIGNATURE GUARANTEES. Some circumstances require that the request for the sale of shares have a signature guarantee. A signature guarantee helps protect you against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. Some circumstances requiring a signature guarantee include:

     o    Proceeds from the sale of shares that exceed $100,000

     o Proceeds to be paid when information on your account application has been changed within the last 30 days (including a change in your name or your address, or the name or address of a payee)

     o    Proceeds are being sent to an address other than the address of record

     o Proceeds or shares are being sent/transferred from a joint account to an individual's account

     o Changing wire or ACH instructions or sending proceeds via wire or ACH when instructions have been added within 30 days of your redemption request

     o Proceeds or shares are being sent/transferred between accounts with different account registrations

TELEPHONE SALES. If we receive your sale request before 4:00 p.m., Eastern time on a day when the NYSE is open for regular trading, the exchange of your shares will be processed at the next determined NAV on that day. Otherwise it will occur on the next business day. The proceeds of sales of shares in the Fund may be wired to you on the same day of your telephone request, if your request is properly made before 12:30 p.m. Eastern time.

Interruptions in telephone service could prevent you from exchanging your shares in this manner when you want to. When you have difficulty making telephone exchanges, you should mail (or send by overnight delivery) a written request for the exchange of your shares to Touchstone.

In order to protect your investment assets, Touchstone will only follow instructions received by telephone that it reasonably believes to be genuine. However, there is no guarantee that the instructions relied upon will always be genuine and Touchstone will not be liable, in those cases. Touchstone has certain procedures to confirm that telephone instructions are genuine.
If it does not follow such procedures in a particular case it may be liable for any losses due to unauthorized or fraudulent instructions. Some of these procedures include:

     o    Requiring personal identification

     o Making checks payable only to the owner(s) of the account shown on Touchstone's records

     o Mailing checks only to the account address shown on Touchstone's records

     o    Directing wires only to the bank account shown on Touchstone's records

     o    Providing written confirmation for transactions requested by telephone

     o    Tape recording instructions received by telephone

SYSTEMATIC WITHDRAWAL PLAN. You may elect to receive or send to a third party monthly or quarterly withdrawals of $50 or more if your account value is at least $5,000. There is no special fee for this service and no minimum amount is required for retirement plans.

LOW ACCOUNT BALANCES

Touchstone may sell your shares and send the proceeds to you if your balance falls below the minimum required for your account as a result of redemptions that you have made (as opposed to a reduction from market changes). This involuntary sale does not apply to retirement accounts or custodian accounts under the Uniform Gifts/Transfers to Minors Act (UGTMA). Touchstone will notify you if your shares are about to be sold and you will have 30 days to increase your account balance to the minimum amount.

RECEIVING SALE PROCEEDS

Touchstone will forward the proceeds of your sale to you (or to your financial advisor) within 3 business days (normally within 3 business days after receipt of a proper written request and within 1 business day after receipt of a proper telephone request).

PROCEEDS SENT TO FINANCIAL ADVISORS

Proceeds that are sent to your financial advisor will not usually be reinvested for you unless you provide specific instructions to do so. Therefore, the financial advisor may benefit from the use of your money.

FUND SHARES PURCHASED BY CHECK

If you purchase Fund shares by personal check, the proceeds of a sale of those shares will not be sent to you until the check has cleared, which may take up to 15 days. If you may need your money more quickly, you should purchase shares by federal funds, bank wire, or with a certified or cashier's check.

It is possible that the payments of your sale proceeds could be postponed or your right to sell your shares could be suspended during certain circumstances. These circumstances can occur:

     o    When the NYSE is closed for other than customary weekends and holidays

     o    When trading on the NYSE is restricted

     o When an emergency situation causes the Fund to not be reasonably able to dispose of certain securities or to fairly determine the value of its net assets

     o    During any other time when the SEC, by order, permits.

DISTRIBUTIONS AND TAXES
================================================================================

 SPECIAL TAX CONSIDERATION

You should consult with your tax advisor to address your own tax situation.

The Fund intends to distribute to its shareholders substantially all of its income and any capital gains. The Fund's dividends will be declared daily and paid daily.

TAX INFORMATION

DISTRIBUTIONS. The Fund will make distributions that may be taxed as ordinary income or capital gains (which may be taxed at different rates depending on the length of time the Fund holds its assets). The Fund's distributions may be subject to federal income tax whether you reinvest such dividends in additional shares of the Fund or choose to receive cash.

ORDINARY INCOME. Net investment income and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares.

STATEMENTS AND NOTICES. You will receive an annual statement outlining the tax status of your distributions. You will also receive written notices of certain distributions paid by the Fund during the prior taxable year.

FINANCIAL HIGHLIGHTS
================================================================================

The financial highlights table is intended to help you understand the financial performance of the Fund's Class A shares for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the period ended September 30, 2000 was audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the SAI, which is available upon request. Information for prior periods was audited by other independent auditors. Information for Class B shares is not available since thei public offering had not commenced as of the date of this prospectus.


                                                 PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------
                                        YEAR        YEAR        YEAR      ONE MONTH     YEAR       PERIOD
                                        ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                                      SEPT. 30,   SEPT. 30,   SEPT. 30,   SEPT. 30,   AUGUST 31,  AUGUST 31,
                                        2000        1999        1998       1997(A)       1997       1996(B)
--------------------------------------------------------------------------------------------------------------
Net asset value at beginning of
   period .........................   $   1.00    $   1.00    $   1.00    $   1.00     $   1.00    $   1.00
                                      ------------------------------------------------------------------------
Net investment income .............      0.056       0.046       0.050       0.004        0.050       0.046(C)
                                      ------------------------------------------------------------------------
Dividends from net investment
   income .........................     (0.056)     (0.046)     (0.050)     (0.004)      (0.050)     (0.046)
                                      ------------------------------------------------------------------------
Net asset value at end of period ..   $   1.00    $   1.00    $   1.00    $   1.00     $   1.00    $   1.00
                                      ------------------------------------------------------------------------
Total return ......................      5.79%       4.74%       5.07%       4.99%(E)     5.14%       4.70%
                                      ------------------------------------------------------------------------
Net assets at end of period (000's)   $ 42,935    $ 23,198    $ 18,492    $ 73,821     $ 94,569    $ 76,363
                                      ------------------------------------------------------------------------
Ratio of net expenses to
   average net assets(D) ..........      0.65%       0.65%       0.79%       0.80%(E)     0.65%       0.65%(E)

Ratio of net investment income to
   average net assets .............      5.75%       4.63%       4.95%       4.99%(E)     5.03%       4.94%(E)
--------------------------------------------------------------------------------------------------------------

(A) Effective as of the close of business on August 29, 1997, the Fund was reorganized and its fiscal year-end, subsequent to August 31, 1997, was changed to September 30.

(B) Represents the period from the commencement of operations (September 29, 1995) through August 31, 1996.

(C)  Calculated using weighted average shares outstanding during the period.

(D) Absent fee waivers and/or expense reimbursements, the ratios of expenses to average net assets would have been 1.13%, 1.11%, 0.79% and 0.99%(E) for the periods ended September 30, 2000, 1999 and August 31, 1997 and 1996, respectively.

(E)  Annualized.

FOR MORE INFORMATION
================================================================================

For investors who want more information about the Fund, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Fund and is legally a part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS: The Fund's annual and semi-annual reports provide additional information about the Fund's investments.

You can get free copies of the SAI, the reports, other information and answers to your questions about the Fund by contacting your financial advisor, or the Fund at:

     Touchstone Family of Funds
     221 East Fourth Street, Suite 300
     Cincinnati, Ohio 45202
     800.543.0407
     http://www.touchstonefunds.com

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's public reference room in Washington, D.C. You can receive information about the operation of the public reference room by calling the SEC at 1-202-942-8090.

Reports and other information about the Fund is available on the SEC's Internet site at http://www.sec.gov. For a fee, you can get text-only copies of reports and other information by writing to the Public Reference Room of the SEC, 450 Fifth Street N.W., Washington, D.C. 20549-0102 or by sending an e-mail request to: publicinfo@sec.gov.

Investment Company Act file no. 811-2538

[LOGO]             MONEY MARKET FUND                                                                       RETURN COMPLETED FORM TO:
                                                                                                          Touchstone Family of Funds
                                                                                                                       P.O. Box 5354
                                                                                                                Cincinnati, OH 45202
                                                                                        For assistance in completing this form, call
NOT FOR USE WITH IRAS, SEP, SIMPLE OR 403(b) PLANS                                                                      800.543.0407

Was order previously telephoned in?    o  Yes    o  No    If yes, date (     /     /     ) and confirmation #_______________________
====================================================================================================================================
1a.  ACCOUNT REGISTRATION (4 one box only)
====================================================================================================================================
o INDIVIDUAL   o JOINT TENANT (For joint-owners, joint tenancy with right of survivorship is presumed unless otherwise specified.)
------------------------------------------------------------------------------------------------------------------------------------
Name of Individual Owner - First, Initial, Last             Name of Joint Owner (if any) - First, Initial, Last

------------------------------------------------------------------------------------------------------------------------------------
Owner's Social Security #       Date of Birth               Joint Owner's Social Security #              Date of Birth

------------------------------------------------------------------------------------------------------------------------------------
o GIFT/TRANSFER TO A MINOR (Only one custodian and minor)
------------------------------------------------------------------------------------------------------------------------------------
Name of Minor - First, Initial, Last
                                                            Under the ________________________ Uniform Gifts/Transfers to Minors Act
                                                                    (State of minor's residence)
------------------------------------------------------------------------------------------------------------------------------------
Name of Custodian - First, Initial, Last                    Minor's Social Security #               Minor's Date of Birth

------------------------------------------------------------------------------------------------------------------------------------
o TRUST
------------------------------------------------------------------------------------------------------------------------------------
Name of Trust Agreement                                     Taxpayer I.D. Number                    Date of Trust Agreement

------------------------------------------------------------------------------------------------------------------------------------
Name of Trustee(s) - First, Initial, Last                   Name of Beneficiary - First, Initial, Last

------------------------------------------------------------------------------------------------------------------------------------
Name of Plan Administrator              Address             Phone Number             Fax Number          E-mail Address

------------------------------------------------------------------------------------------------------------------------------------
o CORPORATION, PARTNERSHIP OR OTHER ENTITY
------------------------------------------------------------------------------------------------------------------------------------
Name of Corporation or Other Entity                         Occupation and Employer Name/Address

------------------------------------------------------------------------------------------------------------------------------------
Taxpayer I.D. Number                                        Are you an associated person of an NASD member?
                                                            o Yes     o No
====================================================================================================================================
2.   ADDRESS (P.O. Box not acceptable without street address)
====================================================================================================================================
Street                                                      Home Phone
                                                            (     )
------------------------------------------------------------------------------------------------------------------------------------
City                                                        Business Phone
                                                            (     )
------------------------------------------------------------------------------------------------------------------------------------
State                              Zip                      Are you a U.S. Citizen?  o  Yes    o  No (please specify country):

====================================================================================================================================
3.   INITIAL INVESTMENT
====================================================================================================================================
[  ] A shares  [  ] B shares (A shares willbe purchased unless indicated otherwise).

o TOTAL INVESTMENT OF $_________________

Please make check payable to the Touchstone Family of Funds or the Money Market Fund.
====================================================================================================================================
4.   DISTRIBUTION OPTION ([CHECK] one box only)

o Reinvest all dividends in additional shares
o Pay all dividends in cash
o Cross Reinvestment: Please call Touchstone at 800.543.0407 for further instructions.

If not specified, dividends and capital gains will be reinvested in the Fund.
====================================================================================================================================


====================================================================================================================================

5.   AUTOMATIC INVESTMENT PLAN
====================================================================================================================================
This plan provides for regular  subsequent  investments to be made  electronically  through Automated Clearing House (ACH) from your bank account into the Fund(s) you select below. There is no charge at the Touchstone Family of Funds, and you may cancel at any time with no obligation or penalty.

Please withdraw from my bank account $  ___________ (minimum $50) on the   o 15th    o Last Business Day of the Month,

Monthly beginning ____/____/____ (date) to be invested per the instructions below.

------------------------------------------------------------------------------------------------------------------------------------
o Checking Account (please attach a voided check)    o Savings Account (please attach a preprinted deposit slip)
------------------------------------------------------------------------------------------------------------------------------------
Bank Account Registration                                   Bank Name

------------------------------------------------------------------------------------------------------------------------------------
Street                                                      City                                    State               Zip

------------------------------------------------------------------------------------------------------------------------------------
Bank Routing Number                                         Bank Account Number

------------------------------------------------------------------------------------------------------------------------------------
Any Joint Owner of your bank account who is not a Joint Owner of this                                                   Date
new account with the Touchstone Family of Funds must sign here:

X
====================================================================================================================================
8.   TELEPHONE TRANSFERS AND REDEMPTIONS
====================================================================================================================================

Unless the boxes below are checked, by signing this Application,  the investor authorizes each Fund and its Transfer Agent to act on the investor's telephone  instructions,  or on telephone  instructions from any person representing to be an authorized agent of the investor and requesting a redemption or exchange on the investor's  behalf.  The undersigned  agrees that any redemption or exchange made pursuant to this authorization  shall be subject to the provisions of the current Prospectus of each Fund, and that neither the
Funds nor their Transfer Agent or Distributor, nor their respective affiliates, will be liable for any loss, damage, expense or cost which may arise out of any telephone redemption or exchange request they reasonably believe to be genuine,  including any fraudulent or unauthorized requests. The investor(s) will bear the risk of any such loss. In an effort to determine that telephone requests are genuine, the Funds and/or their Transfer Agent will employ reasonable procedures,  which may include, among others,  requiring forms of personal  identification  prior to acting upon telephone  instructions and providing  written  confirmation of the  transactions.
Telephone  conversations also may be recorded.  REDEMPTION PROCEEDS OF $1,000 OR MORE MAY BE WIRED TO THE SHAREHOLDER'S ACCOUNT AT A
COMMERCIAL BANK OR BROKERAGE FIRM IN THE UNITED STATES UPON VERBAL REQUEST IF THE BANK ACCOUNT INFORMATION IN SECTION 7 IS COMPLETE.

([CHECK] only if you do not want to use telephone authorization.)

o I do not elect the telephone exchange privilege.          o I do not elect the telephone redemption privilege.
====================================================================================================================================
9.   ELIGIBILITY FOR EXEMPTION FROM SALES CHARGE
====================================================================================================================================
o If you are eligible for exemption  from sales charges as described in the Statement of Additional  Information,  please check here and attach Form 7008.
====================================================================================================================================

====================================================================================================================================
10.  TAXPAYER I.D. NUMBER CERTIFICATION/SIGNATURES
====================================================================================================================================
I (We) are of legal age and capacity,  have legal authority to purchase shares, have received and read a current prospectus for each
Fund selected and agree to the terms and conditions on this Application and those contained in the current prospectus(es) (including the Statement(s) of Additional Information) of the Fund(s) selected for purchase.

I (We) acknowledge that the account will be subject to the telephone exchange and redemption  privileges (unless declined) described in the Fund's  current  Prospectus and agree that the Fund,  its  Distributor  and Transfer Agent will not be liable for any loss in acting on written or telephone instructions reasonably believed by them to be authentic.

I (We) acknowledge that we have received and understand the terms of the Trust's and  Distributor's  Privacy  Protection  Policy and
agree not to hold the Trust and its Distributor  and their  respective  officers,  employees,  agents and affiliates  liable for any actions taken pursuant to the written Privacy Protection Policy.

I (We) hereby ratify any  instructions  given pursuant to this  Application and for myself  (ourselves) and my (our)  successors and assigns do hereby release each Fund, its Distributor and its Transfer Agent and their  respective  officers,  employees,  agents and affiliates from any and all liability in the performance of the acts instructed herein.

I ACKNOWLEDGE  THAT MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS  OF, OR GUARANTEED OR ENDORSED BY, ANY BANK,  CREDIT UNION OR
INSURANCE  COMPANY AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE,  OR ANY OTHER AGENCY.  MUTUAL FUND SHARES INVOLVE
CERTAIN RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. UNDER PENALTY OF PERJURY, I/WE ALSO CERTIFY THAT:

a. The number shown on this application is my/our correct taxpayer identification  number(s) (or I am/we are waiting for a number(s)
   to be issued to me/us); and

b. I am/we are not subject to backup withholding because:

   (i) I am/we are exempt from backup withholding, or (ii) I/we have not been notified by the IRS that I am/we are subject to backup withholding as a result of a failure to report all interest or dividends, or (iii) the IRS has notified me/us that I am/we are no longer subject to backup withholding, and

c. I am/we are a U.S. person(s) (including a U.S. resident alien).

NOTE:  Mark  through  item "b" if you have  been  notified  by the IRS  that  you are  subject  to  backup  withholding  because  of underreporting interest or dividends on your tax return.

The IRS does not require  your consent to any  provision of this  document  other than the  certifications  required to avoid backup withholding.

My (Our) signature below constitutes my (our) agreement and acceptance of all the terms, conditions and account features selected in any and all parts of this  Application.

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INDIVIDUAL, JOINT OR CUSTODIAN ACCOUNTS
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Signature of Individual Owner or Custodian                            Date
X
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Signature of Joint Owner, if any                                      Date
X
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CORPORATION, PARTNERSHIP, TRUST OR OTHER ACCOUNTS
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Signature of Authorized Officer, General Partner, Trustee, etc.       Date
X
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Title of Corporate Officer, General Partner, Trustee, etc.            Date

====================================================================================================================================
8.  FOR COMPLETION BY INVESTMENT DEALER
====================================================================================================================================
We hereby submit this  application  for purchase of shares in accordance  with the terms of our Selling  Agreement  with  Touchstone
Securities, Inc. and with the current Prospectus for the Funds.
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Investment Dealer Name

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Dealer's Corporate Office Address                                     City                          State               Zip

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Representative's Name

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Representative's Branch Office Address                                City                          State               Zip

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Representative's Telephone Number                                     Representative's Number

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Authorized Signature of Investment Dealer
X
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Title

====================================================================================================================================
FIFTH THIRD - SIGNATURE CARD                                                                                              CHECKING
====================================================================================================================================
Submit one card to establish  an optional  check  redemption  account  which allows you to write checks  against your account in the
Money Market Fund. $100 Minimum on checks written.

PRINT CLEARLY
Name of Account
                ------------------------------------------------------------------------------------------------------------------
Account Number                                                        Date
               --------------------------------------------------          -------------------------------------------------------

The  registered  owner(s) of this account must sign below.  By signing this card the  signatory(ies)  agrees to all of the terms and conditions set forth on the reverse side of this card.

------------------------------------------------------------          --------------------------------------------------------------
Signature                                                             Signature

------------------------------------------------------------          --------------------------------------------------------------
Signature                                                             Signature

INSTITUTIONAL ACCOUNTS:                                               JOINT TENANCY ACCOUNTS:
o Check here if any two signatures are required on checks             o Check here if both signatures are required on checks
o Check here if only one signature is required on checks              o Check here if only one signature is required on checks
------------------------------------------------------------------------------------------------------------------------------------
o Check here if Business Style Checks (600 per book with voucher stub) are required.  A charge will be made to your account.
  Individual Style checks are provided at no charge.
====================================================================================================================================

====================================================================================================================================
9.  SYSTEMATIC WITHDRAWAL PLAN
====================================================================================================================================
This plan enables you to withdraw money  regularly-either  by check directly to you or electronically to your domestic bank account.
It eliminates  your need to make a special  request every month,  quarter or year.  There is no charge by the  Touchstone  Family of
Funds, and you may cancel at any time with no obligations or penalty.

Please make a total withdrawal of ________________ (minimum $50) from my Touchstone account(s) o Monthly o Quarterly o Annually
o Semi-Annually beginning on or about the last day of ________________ (month, year) from the fund(s) listed below:

=============================================================================================================================
Existing Account Number (if applicable)      o Make check payable to the account owner(s) and send to the address of record
                                             o Make check payable to a third party and send to the name and address below:
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Name - First, Initial, Last                                 Street

------------------------------------------------------------------------------------------------------------------------------------
City                                                        State                                             Zip

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o Deposit payments in my bank account electronically through Automated Clearing House (ACH) to the account designated below.
  o Checking Account (please attach a voided check)
  o Savings Account (please attach a preprinted deposit slip)
------------------------------------------------------------------------------------------------------------------------------------
Bank Account Registration                                   Bank Name

------------------------------------------------------------------------------------------------------------------------------------
Street                                                      City                               State          Zip

------------------------------------------------------------------------------------------------------------------------------------
Bank Routing Number                                         Bank Account Number


------------------------------------------------------------------------------------------------------------------------------------
Any Joint Owner of this new account  with the  Touchstone  Family of Funds who is not a Joint Owner of your bank  account  must sign here:

X                                                                                                             Date
====================================================================================================================================
                                                        TERMS AND CONDITIONS
                                                        --------------------

1. REDEMPTION  AUTHORIZATION:  The  signatory(ies)  whose signature(s)  appears on the reverse side,  intending to be legally bound, hereby agrees each with the other and with Fifth Third ("Bank"),  that the Bank is appointed agent for such person(s) and as such agent, is directed to redeem shares registered in the name of such  signatory(ies)  upon receipt of, and in the amount of, checks drawn upon the above numbered  accounts and to deposit the proceeds of such redemptions in said account or otherwise  arrange for application  of such proceeds to payments of said checks.  The Bank is expressly  authorized  to commingle  such proceeds of such redemptions  in said account or otherwise  arrange for  application of such proceeds to payments of said checks also on behalf of
   Integrated Fund Services, Inc. in effecting the redemption of shares.
   The Bank is expressly authorized to honor checks as redemption instructions hereunder without requiring signature guarantees, and shall not be liable for any loss or liability resulting from the absence of any such guarantee.
2. CHECK PAYMENT: The signatory(ies) authorizes and directs the Bank to pay each check presented hereunder,  subject to all laws and
   Bank rules and regulations pertaining to checking accounts. In addition, the signatory(ies) agrees that:
   (a) No check shall be issued or honored,  or redemption  effected,  for any amounts  represented by shares for which certificates have been issued.
   (b) No check shall be issued or honored,  or redemption  effected,  for any amounts represented by shares unless payment for such shares has been made in full and any checks  given in such payment  have been  collected  through  normal  banking  channels.
       Shareholders  who wish immediate  availability of shares for check redemption may purchase their shares with federal funds or may contact Integrated Fund Services, Inc. for assistance.
   (c) Checks issued hereunder cannot be cashed over the counter at the Bank; and
   (d) Checks shall be subject to any further information set forth in the applicable  Prospectus,  including without limitation any additions, amendments and supplements thereto.
3. DUAL OWNERSHIP: If more than one person is indicated as a registered owner of shares, as by joint ownership, ownership in common, or tenants by the entireties,  then (a) each registered  owner must sign this signature card, (b) each registered owner must sign each check issued hereunder unless the parties have indicated on the face of this card that only one need sign, in which case the
   Bank is authorized to act upon such signature,  and (c) each signatory guarantees to the Bank the genuineness and accuracy of the signature  of the other  signatory(ies).  In the event of the death of a joint tenant or tenant by the  entireties,  the survivor shall be deemed to own all of the shares and the proceeds thereof upon delivery of appropriate documentation.
4. TERMINATION:  The Bank  may at any time  terminate  this  account,  related  share  redemption  service  and its  agency  for the signatory(ies) hereto without prior notice by Bank to the signatory(ies).
5. HEIRS AND ASSIGNS:  These terms and conditions  shall bind the respective  heirs,  executors,  administrators  and assigns of the signatory(ies).
====================================================================================================================================
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